Earnings Per Share - Computation of Basic EPS and Diluted EPS (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic:
Net income (loss) attributable to CNH Industrial		$ 295	$ (252)	$ 253
Weighted average common shares outstanding—basic		1,364,000,000	1,362,000,000	1,361,000,000
Basic earnings per share		$ 0.22	$ (0.18)	$ 0.19
Diluted:
Net income (loss) attributable to CNH Industrial		$ 295	$ (252)	$ 253
Weighted average common shares outstanding—basic		1,364,000,000	1,362,000,000	1,361,000,000
Effect of dilutive securities (when dilutive):
Stock compensation plans		3,000,000		2,000,000
Weighted average common shares outstanding—diluted (A)	[1]	1,367,000,000	1,362,000,000	1,363,000,000
Diluted earnings per share		$ 0.22	$ (0.18)	$ 0.19

[1]	For the twelve months ended December 31, 2017, 2016, and 2015, 0 million, 7.3 million, and 7.9 million stock options were excluded from the computation of diluted earnings per share, respectively, due to an anti-dilutive impact. An additional 1.9 million shares of common stock outstanding at December 31, 2016 were excluded from the computation of diluted earnings per share due to the net loss position.